Fees Summary	Jan. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 78,000
Previously Paid Amount	0.00
Total Fee Amount	10.77
Total Offset Amount	0.00
Net Fee	10.77
Narrative - Max Aggregate Offering Price	$ 78,000
Final Prospectus	true